Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended	10 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares subject to possible redemption (in Shares)	29,570,420	26,675,623
Deferred tax assets	$ 221,000	$ 95,000
Income tax benefit	$ (2,233)
Effective tax rate	0.00%
Federal deposit insurance coverage	$ 250,000	$ 250,000
Initial Public Offering and Private Placement [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Purchase of common shares (in Shares)	25,600,000
Class A Common Stock [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares subject to possible redemption (in Shares)	29,570,420	26,675,623
Class A Common Stock [Member] | Holders [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Common stock shares subject to possible redemption (in Shares)		33,286,067